Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Right of Use Assets Recognized in Consolidated Balance Sheets	16(a)Amounts recognized in the consolidated balance sheets
As of December 31,
2019
Right-of-use assets	US$’000
Land	3,029
Buildings	546
Motor vehicle and other asset	58
Office equipment	102
3,735

Summary of Lease Expenses Recognized in Consolidated Income Statements

2019
Depreciation charge of right-of-use assets	US$’000
Land	211
Buildings	233
Motor vehicle and other asset	38
Office equipment	25
507

Interest expenses (included in finance cost)	91
Expenses relating to short-term leases	159
Expenses relating to lease of low-value assets that are not short-term leases	15

Summary of Prepaid Land Lease Payments
2018
US$’000
Carrying amount as of January 1,	1,103
Recognized lease expense during the year	(38)
Exchange difference	(53)
Carrying amount as of December 31,	1,012
Current portion included in prepayments	34
Non-current portion included in prepaid land lease payments	978